Stockholders' Equity (Details) - Schedule of non-controlling interests $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Stockholders' Equity (Details) - Schedule of non-controlling interests [Line Items]
Balance beginning	$ 2,816
Acquisition of 37% of Allarity Therapeutics Denmark ApS for shares(see (d) above)	(2,103)
Acquisition of 16.09% of OV US Inc. for shares (see (e) above)	(758)
Income (loss) for 2020	(15)
Foreign currency translation	60
Balance ending
Allarity Therapeutics Denmark ApS Non-controlling Interest [Member]
Stockholders' Equity (Details) - Schedule of non-controlling interests [Line Items]
Balance beginning	2,042
Acquisition of 37% of Allarity Therapeutics Denmark ApS for shares(see (d) above)	(2,103)
Acquisition of 16.09% of OV US Inc. for shares (see (e) above)
Income (loss) for 2020	17
Foreign currency translation	44
Balance ending
OV US Inc. Non-controlling interest [Member]
Stockholders' Equity (Details) - Schedule of non-controlling interests [Line Items]
Balance beginning	774
Acquisition of 37% of Allarity Therapeutics Denmark ApS for shares(see (d) above)
Acquisition of 16.09% of OV US Inc. for shares (see (e) above)	(758)
Income (loss) for 2020	(32)
Foreign currency translation	16
Balance ending